Earning per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of basic and diluted earnings per unit are presented below:

			August 12,
	Year ended		to
	December 31,		December 31,
(in thousands of U.S. dollars, except per unit numbers)	2016	2015	2014
Net income attributable to the unitholders of Höegh LNG Partners LP	$41,377	41,279	$13,255
Less: Dividends paid or to be paid (1)	(46,627)	(37,609)	(13,707)
Under (over) distributed earnings	(5,250)	3,670	(452)
Under (over) distributed earnings attributable to:
Common units public	(2,814)	1,540	(190)
Common units Höegh LNG	(338)	295	(36)
Subordinated units Höegh LNG	(2,098)	1,835	(226)
	(5,250)	3,670	(452)
Basic weighted average units outstanding (in thousands)
Common units public	11,481	11,040	11,040
Common units Höegh LNG	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	11,486	11,040	11,040
Common units Höegh LNG	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156

Basic and diluted earnings per unit (2):
Common unit public	$1.58	1.56	$0.50
Common unit Höegh LNG (3)	$1.52	1.57	$0.50
Subordinated unit Höegh LNG (3)	$1.52	1.57	$0.50

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.

(2)
Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding; however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same.

(3)
Includes total amounts attributable to incentive distributions rights of $481 and $113 for the years ended December 31, 2016 and 2015, respectively, of which $67 and $16 was attributed to common units owned by Höegh LNG and $414 and $97 was attributed to subordinated units owned by Höegh LNG, for the years ended December 31, 2016 and 2015, respectively.